Redeemable Convertible Preferred and Class B Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2018
Temporary Equity Disclosure [Abstract]
Summary of Change Balance of Series A Preferred Shares and Class B Ordinary Shares

The change in the balance of Series A Preferred Shares and Class B Ordinary Shares included in mezzanine equity for the years ended December 31, 2016, 2017 and 2018 are as follows:

	Series A Preferred Shares	Class B Ordinary Shares held by the Founder(1)(2)	Class B Ordinary Shares- owned by Xiaomi(1)	Total
	RMB	RMB	RMB	RMB
Balance as of January 1, 2016	133,573	51,057	204,230	388,860
Accretion of preferred shares	8,221	—	—	8,221
Foreign exchange	9,485	3,488	13,945	26,918
Balance as of December 31, 2016	151,279	54,545	218,175	423,999
Accretion of preferred shares	8,834	—	—	8,834
Foreign exchange	(9,068)	(3,169)	(12,668)	(24,905)
Balance as of December 31, 2017	151,045	51,376	205,507	407,928
Accretion of preferred shares	6,563	—	—	6,563
Foreign exchange	7,487	2,437	9,743	19,667
Conversion of Series A Preferred Shares and Class B Ordinary Shares to ordinary shares upon the completion of the IPO on September 25, 2018	(165,095)	(53,813)	(215,250)	(434,158)
Balance as of December 31, 2018	—	—	—	—

(1)

The carrying amount of Class B Ordinary Shares is higher than the redemption value, which is based on the original investment amount in 2014. Therefore no accretion was recorded for the years ended December 31, 2016, 2017 and 2018.

(2)	Out of the 67,636,364 Class B Ordinary Shares held by the Founder, 50,727,273 Class B ordinary shares held by the Founder pursuant to the restricted share arrangement is included in liability award.